Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Common Share

	Three months ended		Nine months ended
(dollars in thousands, except per share data)	September 30,		September 30,
	2013	2012	2013	2012
Basic and Diluted Earnings per Share
Calculation:
Numerator: basic
Net earnings (loss) attributable
to common shareholders:
Continuing operations	$(16)	$(1,382)	$(2,809)	$(6,852)
Discontinued operations	875	(1,720)	309	723
Net earnings (loss) attributable to
common shareholders - total basic	$859	$(3,102)	$(2,500)	$(6,129)

Numerator: diluted
Net earnings (loss) attributable
to common shareholders:
Continuing operations	$(16)	$(1,382)	$(2,809)	$(6,852)
Preferred C dividend	469	0	0	0
Derivative Liability change
in fair market value	(2,674)	0	0	0
Total continuing operations	(2,221)	(1,382)	(2,809)	(6,852)
Discontinued operations	875	(1,720)	309	723
Net earnings (loss) attributable to
common shareholders - total diluted	$(1,346)	$(3,102)	$(2,500)	$(6,129)

Denominator:
Weighted average number
of common shares - basic	2,890,873	2,885,447	2,889,224	2,884,539
Restricted stock	1,476	0	0	0
Series C preferred stock	3,750,000	0	0	0
Warrants	3,750,000	0	0	0
Weighted average number
of common shares - diluted	10,392,349	2,885,447	2,889,224	2,884,539

Basic and Diluted Earnings
Per Common Share:
Net earnings (loss) attributable
to common shareholders
per weighted average common share:
Continuing operations - Basic	$(0.01)	$(0.48)	$(0.98)	$(2.37)
Discontinued operations - Basic	0.31	(0.60)	0.11	0.25
Total - Basic EPS	$0.30	$(1.08)	$(0.87)	$(2.12)
Continuing operations - Diluted	$(0.21)	$(0.48)	$(0.98)	$(2.37)
Discontinued operations - Diluted	0.08	(0.60)	0.11	0.25
Total - Diluted EPS	$(0.13)	$(1.08)	$(0.87)	$(2.12)

Schedule Of Potentially Dilutive Securities Excluded From Computation Of Earnings Per Share

	Three months ended		Nine months ended
	September 30,		September 30,
	2013	2012	2013	2012
Preferred operating units	0	1,428	0	1,428
Outstanding stock options	31,003	22,253	31,003	22,253
Unvested stock awards outstanding	0	888	1,555	321
Warrants	0	3,787,245	3,750,000	3,305,673
Series C preferred stock	0	3,750,000	3,750,000	3,268,248
Total potentially dilutive securities
excluded from the denominator	31,003	7,561,814	7,532,558	6,597,923